CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Interest income and fees	$ 113,249,059		$ 114,121,026		$ 105,460,224
Interest expense	19,250,406		19,202,745		18,019,188
Net interest income before provision for credit losses	93,998,653		94,918,281		87,441,036
Provision for credit losses	34,617,355		25,565,703		22,432,831
Net interest income	59,381,298		69,352,578		65,008,205
Non-interest income, net
Debt Protection, insurance premiums earned and other income	4,809,573		7,366,584		6,296,353
Total non-interest income, net	4,809,573		7,366,584		6,296,353
Non-interest expense
Management and record keeping service fee	39,655,079		39,532,624		37,070,755
Professional and regulatory fees	1,229,501		1,416,654		1,165,394
Amortization of intangibles	2,235,600		2,973,600		3,691,200
Other operating expenses	2,999,076		4,168,082		3,593,563
Total non-interest expense	46,119,256		48,090,960		45,520,912
Income before income taxes	18,071,615		28,628,202		25,783,646
Provision for income taxes	6,044,312		11,524,389		9,221,419
Net income	$ 12,027,303		$ 17,103,813		$ 16,562,227
Net income per share, basic and diluted (in dollars per share)	$ 12,027,303	[1]	$ 17,103,813	[1]	$ 16,562,227	[1]

[1]	Number of shares outstanding is one.